Share-Based Payments (Details 2) - Options [Member]	9 Months Ended
Sep. 30, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, beginning | shares
Weighted average Grant date fair value per share outstanding, beginning | $ / shares
Options granted | shares	2,128,554
Weighted average Grant date fair value per share, granted | $ / shares	$ 5.21
Options vested | shares	(64,278)
Weighted average grant date fair value per share, vested | $ / shares	$ 3.31
Options forfeited | shares
Weighted average Grant date fair value per share, forfeited | $ / shares
Number of options outstanding, ending | shares	2,064,276
Weighted average Grant date fair value per share outstanding, ending | $ / shares	$ 5.21